S000031372 [Member] Expense Example - S000031372 [Member]	Oct. 31, 2025 USD ($)
C000184720 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,140
C000253702 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
C000097563 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	695
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,029
C000097565 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,163
C000097567 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	831
Expense Example, with Redemption, 10 Years	1,821
C000097569 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
C000097570 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,257